                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02090

                              Van Kampen Bond Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 9/30/04

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)



PAR
AMOUNT
(000)           DESCRIPTION                                                        COUPON         MATURITY                VALUE
                CORPORATE BONDS    90.8%
                AEROSPACE & DEFENSE    1.6%
       $  330   Lockheed Martin Corp.                                               7.700%        06/15/08            $    375,810
        1,130   Northrop Grumman Corp.                                              7.125         02/15/11               1,300,584
          850   Raytheon Co.                                                        4.500         11/15/07                 878,319
          875   Raytheon Co.                                                        8.300         03/01/10               1,047,189
           65   Raytheon Co.                                                        4.850         01/15/11                  66,817
                                                                                                                  -----------------
                                                                                                                         3,668,719
                                                                                                                  -----------------

                AIR FREIGHT & COURIERS    0.4%
        1,000   FedEx Corp.                                                         2.650         04/01/07                 984,238
                                                                                                                  -----------------

                AIRLINES    0.8%
           97   Continental Airlines, Inc.                                          6.648         09/15/17                  91,109
        1,119   Continental Airlines, Inc.                                          6.900         01/02/18               1,078,442
          527   Continental Airlines, Inc.                                          6.545         02/02/19                 508,922
                                                                                                                  -----------------
                                                                                                                         1,678,473
                                                                                                                  -----------------

                AUTOMOTIVE    6.1%
          430   AutoNation, Inc.                                                    9.000         08/01/08                 496,650
          265   DaimlerChrysler North America Holding Corp.                         7.300         01/15/12                 301,432
        1,280   DaimlerChrysler North America Holding Corp.                         8.500         01/18/31               1,569,300
          420   Ford Motor Co.                                                      7.450         07/16/31                 412,999
        3,045   Ford Motor Credit Co.                                               7.250         10/25/11               3,299,684
          640   General Motors Acceptance Corp.                                     4.500         07/15/06                 650,300
        3,690   General Motors Acceptance Corp.                                     6.875         09/15/11               3,876,231
        2,865   General Motors Acceptance Corp.                                     8.000         11/01/31               2,973,606
                                                                                                                  -----------------
                                                                                                                        13,580,202
                                                                                                                  -----------------

                BANKING    6.3%
        2,230   Bank of America Corp.                                               3.375         02/17/09               2,196,050
          545   Citigroup, Inc.                                                     6.000         02/21/12                 600,314
        2,110   Citigroup, Inc.                                                     5.625         08/27/12               2,258,869
        3,340   JPMorgan Chase & Co.                                                6.750         02/01/11               3,762,583
          400   MBNA America Bank NA                                                7.125         11/15/12                 453,371
        1,720   MBNA Corp.                                                          6.125         03/01/13               1,851,988
        1,350   Wachovia Corp.                                                      3.625         02/17/09               1,340,800
          925   Washington Mutual Bank FA                                           5.500         01/15/13                 960,089
          525   Washington Mutual, Inc.                                             8.250         04/01/10                 622,048
                                                                                                                  -----------------
                                                                                                                        14,046,112
                                                                                                                  -----------------

                BROKERAGE    2.6%
        1,670   Goldman Sachs Group, Inc.                                           6.875         01/15/11               1,888,368
          185   Goldman Sachs Group, Inc.                                           5.250         10/15/13                 186,603
        2,000   Lehman Brothers Holdings, Inc.                                      8.500         05/01/07               2,260,864
          963   World Financial Prop., 144A-Private Placement (a)                   6.910         09/01/13               1,074,252
          438   World Financial Prop., 144A-Private Placement (a)                   6.950         09/01/13                 489,483
                                                                                                                  -----------------
                                                                                                                         5,899,570
                                                                                                                  -----------------

                CHEMICALS    0.9%
           60   FMC Corp.                                                          10.250         11/01/09                  70,350
          640   ICI Wilmington, Inc.                                                4.375         12/01/08                 647,974
        1,170   Sealed Air Corp., 144A-Private Placement (a)                        5.625         07/15/13               1,205,001
                                                                                                                  -----------------
                                                                                                                         1,923,325
                                                                                                                  -----------------

                CONSTRUCTION MACHINERY    0.7%
        1,320   Kennametal, Inc.                                                    7.200         06/15/12               1,442,311
                                                                                                                  -----------------

                DIVERSIFIED MANUFACTURING    2.5%
        1,275   Cooper Industries, Inc.                                             5.250         07/01/07               1,338,002
        2,445   Honeywell International, Inc.                                       6.125         11/01/11               2,696,392
          705   Hutchison Whampoa International Ltd., 144A-Private
                Placement (Cayman Islands) (a)                                      5.450         11/24/10                 721,541
          850   Hutchison Whampoa International Ltd., 144A-Private
                Placement (Cayman Islands) (a)                                      6.500         02/13/13                 896,996
                                                                                                                  -----------------
                                                                                                                         5,652,931
                                                                                                                  -----------------

                ELECTRIC    8.4%
          725   Appalachian Power Co., Ser H                                        5.950         05/15/33                 717,474
        1,300   Arizona Public Service Co.                                          5.800         06/30/14               1,372,714
          370   CenterPoint Energy                                                  7.750         02/15/11                 429,809
          625   Cincinnati Gas & Electric Co.                                       5.700         09/15/12                 662,026
          425   Cincinnati Gas & Electric Co., Ser A                                5.400         06/15/33                 392,103
          375   Cincinnati Gas & Electric Co., Ser B                                5.375         06/15/33                 344,693
          820   Columbus Southern Power Co., Ser B                                  6.600         03/01/33                 900,265
          865   Detroit Edison Co.                                                  6.125         10/01/10                 949,481
          960   Duquesne Light Co.                                                  6.700         04/15/12               1,084,169
          655   Entergy Gulf States, Inc.                                           3.600         06/01/08                 648,050
        1,660   Exelon Corp.                                                        6.750         05/01/11               1,855,991
          885   FirstEnergy Corp., Ser B                                            6.450         11/15/11                 966,807
          255   Indianapolis Power & Light Co., 144A-Private
                Placement (a)                                                       6.300         07/01/13                 271,819
          545   Monongahela Power Co.                                               5.000         10/01/06                 566,630
          390   Nevada Power Co., Ser G                                             9.000         08/15/13                 450,450
        1,323   Niagara Mohawk Power Corp., Ser F                                   7.625         10/01/05               1,378,406
          685   NiSource Finance Corp.                                              7.625         11/15/05                 719,988
          180   Ohio Power Co., Ser E                                               6.600         02/15/33                 197,075
        1,215   Pacific Gas & Electric Co.                                          6.050         03/01/34               1,240,906
          180   PSEG Energy Holdings, Inc.                                          7.750         04/16/07                 193,050
          650   PSEG Energy Holdings, Inc.                                          8.625         02/15/08                 719,875
          195   Southern CA Edison Co.                                              5.000         01/15/14                 198,698
          365   Texas-New Mexico Power Co.                                          6.250         01/15/09                 385,288
          255   TXU Corp., Ser J                                                    6.375         06/15/06                 268,196
          805   TXU Energy Co.                                                      7.000         03/15/13                 910,386
          770   Westar Energy, Inc.                                                 6.000         07/01/14                 829,097
           65   Wisconsin Electric Power                                            5.625         05/15/33                  65,263
                                                                                                                  -----------------
                                                                                                                        18,718,709
                                                                                                                  -----------------

                ENTERTAINMENT    1.3%
          590   AOL Time Warner, Inc.                                               7.700         05/01/32                 688,187
          180   Park Place Entertainment Corp.                                      7.500         09/01/09                 203,850
          930   Time Warner, Inc.                                                   6.875         05/01/12               1,039,131
          270   Time Warner, Inc.                                                   6.625         05/15/29                 279,295
          660   Time Warner, Inc.                                                   7.625         04/15/31                 761,992
                                                                                                                  -----------------
                                                                                                                         2,972,455
                                                                                                                  -----------------

                ENVIRONMENTAL SERVICES    1.8%
          830   Republic Services, Inc.                                             6.750         08/15/11                 931,744
        1,500   Waste Management, Inc.                                              7.000         10/15/06               1,609,293
          550   Waste Management, Inc.                                              7.375         08/01/10                 635,627
          790   Waste Management, Inc.                                              7.000         07/15/28                 876,931
                                                                                                                  -----------------
                                                                                                                         4,053,595
                                                                                                                  -----------------

                FOOD/BEVERAGE    2.9%
        2,000   ConAgra Foods, Inc.                                                 7.500         09/15/05               2,082,758
        1,155   Kraft Foods, Inc.                                                   5.625         11/01/11               1,221,754
          500   Kraft Foods, Inc.                                                   6.250         06/01/12                 547,100
        1,420   Smithfield Foods, Inc.                                              8.000         10/15/09               1,572,650
          105   Smithfield Foods, Inc.                                              7.750         05/15/13                 114,450
          710   YUM! Brands, Inc.                                                   8.875         04/15/11                 883,921
                                                                                                                  -----------------
                                                                                                                         6,422,633
                                                                                                                  -----------------

                GAMING    2.2%
        1,495   Harrahs Operating Co., Inc.                                         8.000         02/01/11               1,737,513
          680   Harrahs Operating Co., Inc., 144A-Private Placement (a)             5.500         07/01/10                 703,487
        1,175   MGM Mirage, Inc.                                                    8.500         09/15/10               1,340,969
          455   MGM Mirage, Inc., 144A-Private Placement (a)                        6.750         09/01/12                 473,200
          645   Station Casinos, Inc.                                               6.000         04/01/12                 664,350
                                                                                                                  -----------------
                                                                                                                         4,919,519
                                                                                                                  -----------------

                HEALTHCARE    5.9%
        3,205   Aetna, Inc.                                                         7.375         03/01/06               3,398,652
          640   AmerisourceBergen Corp.                                             8.125         09/01/08                 713,600
        2,195   Anthem Insurance Cos., Inc., 144A-Private Placement (a)             9.125         04/01/10               2,718,806
          435   Fisher Scientific International, Inc., 144A -
                Private Placement (a)                                               6.750         08/15/14                 458,925
          800   HCA, Inc.                                                           6.300         10/01/12                 830,714
          285   HCA, Inc.                                                           7.190         11/15/15                 309,179
        1,835   Health Net, Inc.                                                    8.375         04/15/11               2,264,401
          620   Tenet Healthcare Corp.                                              7.375         02/01/13                 585,900
          915   Tenet Healthcare Corp.                                              6.875         11/15/31                 729,712
        1,130   UnitedHealth Group, Inc.                                            5.200         01/17/07               1,181,255
                                                                                                                  -----------------
                                                                                                                        13,191,144
                                                                                                                  -----------------
                HOME CONSTRUCTION    0.3%
          605   D.R. Horton, Inc.                                                   6.875         05/01/13                 663,987
                                                                                                                  -----------------

                INDEPENDENT ENERGY    1.4%
          285   Kerr-McGee Corp.                                                    5.875         09/15/06                 298,607
          470   Kerr-McGee Corp.                                                    6.625         10/15/07                 509,173
        1,095   Kerr-McGee Corp.                                                    6.875         09/15/11               1,226,619
          920   Kerr-McGee Corp.                                                    7.875         09/15/31               1,091,128
                                                                                                                  -----------------
                                                                                                                         3,125,527
                                                                                                                  -----------------

                INTEGRATED ENERGY    3.8%
        1,625   Amerada Hess Corp.                                                  7.875         10/01/29               1,884,690
          720   Conoco Funding Co.                                                  6.350         10/15/11                 804,117
        1,500   Conoco, Inc.                                                        6.950         04/15/29               1,736,160
          230   Consumers Energy Co., Ser D                                         5.375         04/15/13                 237,149
          790   Consumers Energy Co., Ser F                                         4.000         05/15/10                 777,764
          190   Consumers Energy Co., Ser H                                         4.800         02/17/09                 196,065
          670   Marathon Oil Corp.                                                  5.375         06/01/07                 703,211
        1,370   Occidental Petroleum Corp.                                          8.450         02/15/29               1,836,993
          270   Transcontinental Gas Pipe Line Corp.                                8.875         07/15/12                 329,737
                                                                                                                  -----------------
                                                                                                                         8,505,886
                                                                                                                  -----------------

                LIFE INSURANCE    0.7%
          475   John Hancock Financial Services, Inc.                               5.625         12/01/08                 507,306
          105   Metlife, Inc.                                                       6.125         12/01/11                 114,916
          585   Nationwide Financial Services, Inc.                                 6.250         11/15/11                 641,521
          300   Prudential Holdings LLC, 144A- Private Placement (a)                7.245         12/18/23                 353,515
                                                                                                                  -----------------
                                                                                                                         1,617,258
                                                                                                                  -----------------

                LODGING    2.8%
        1,555   Hilton Hotels Corp.                                                 7.625         12/01/12               1,815,462
        1,325   Hyatt Equities LLC, 144A-Private Placement (a)                      6.875         06/15/07               1,414,661
          375   Marriott International                                              7.000         01/15/08                 409,922
          610   Marriott International, Inc., Ser D                                 8.125         04/01/05                 625,944
          400   Starwood Hotels & Resorts Worldwide, Inc.                           7.375         05/01/07                 433,000
        1,375   Starwood Hotels & Resorts Worldwide, Inc.                           7.875         05/01/12               1,562,344
                                                                                                                  -----------------
                                                                                                                         6,261,333
                                                                                                                  -----------------

                MEDIA-CABLE    1.6%
          490   Comcast Cable Communications, Inc.                                  8.375         05/01/07                 547,687
        1,785   Comcast Cable Communications, Inc.                                  6.750         01/30/11               1,982,500
           90   Comcast Cable Communications, Inc.                                  7.125         06/15/13                 101,958
          845   Echostar DBS Corp.                                                  6.375         10/01/11                 859,787
                                                                                                                  -----------------
                                                                                                                         3,491,932
                                                                                                                  -----------------

                MEDIA-NONCABLE    2.9%
        2,500   Clear Channel Communications, Inc.                                  7.250         10/15/27               2,742,590
        2,800   News America Holdings, Inc.                                         8.875         04/26/23               3,616,421
                                                                                                                  -----------------
                                                                                                                         6,359,011
                                                                                                                  -----------------

                NATURAL GAS PIPELINES    2.1%
          285   Consolidated Natural Gas Co., Ser A                                 5.000         03/01/14                 285,538
          960   Consolidated Natural Gas Co., Ser C                                 6.250         11/01/11               1,048,976
          670   Gulfterra Energy Partners LP, Ser B                                 6.250         06/01/10                 743,700
          464   Gulfterra Energy Partners LP, Ser B                                 8.500         06/01/10                 542,300

          210   Northwest Pipeline Corp.                                            8.125         03/01/10                 236,512
          945   Ras Laffan Liquefied Natural Gas Co., Ltd., 144A-
                Private Placement (Qatar) (a)                                       8.294         03/15/14               1,117,190
          675   Texas Eastern Transmission Corp.                                    7.000         07/15/32                 763,145
                                                                                                                  -----------------
                                                                                                                         4,737,361
                                                                                                                  -----------------

                NONCAPTIVE-CONSUMER FINANCE    3.9%
        2,000   American General Finance Corp.                                      4.625         09/01/10               2,024,796
        2,245   Countrywide Home Loans, Inc.                                        3.250         05/21/08               2,209,646
        1,000   Household Finance Corp.                                             7.875         03/01/07               1,107,268
          150   Household Finance Corp.                                             8.000         07/15/10                 177,507
        1,555   Household Finance Corp.                                             6.750         05/15/11               1,752,606
        1,330   SLM Corp.                                                           5.000         10/01/13               1,339,069
                                                                                                                  -----------------
                                                                                                                         8,610,892
                                                                                                                  -----------------

                NONCAPTIVE-DIVERSIFIED FINANCE    2.9%
          415   CIT Group, Inc.                                                     7.375         04/02/07                 455,383
          415   General Electric Capital Corp.                                      6.750         03/15/32                 479,229
        2,000   Heller Financial, Inc.                                              6.375         03/15/06               2,100,636
        2,500   International Lease Finance Corp.                                   8.375         12/15/04               2,531,327
          935   Newcourt Credit Group, Inc., Ser B (Canada)                         6.875         02/16/05                 950,813
                                                                                                                  -----------------
                                                                                                                         6,517,388
                                                                                                                  -----------------

                OFFICE ELECTRONICS    0.8%
        1,305   Xerox Corp.                                                         7.125         06/15/10               1,399,612
          255   Xerox Corp.                                                         6.875         08/15/11                 267,750
                                                                                                                  -----------------
                                                                                                                         1,667,362
                                                                                                                  -----------------

                OIL FIELD SERVICES    0.2%
          280   Panhandle Eastern Pipe Line Co., Ser B                              2.750         03/15/07                 274,977
          145   Plains Exploration & Production Co., 144A -
                Private Placement (a)                                               7.125         06/15/14                 156,237
                                                                                                                  -----------------
                                                                                                                           431,214
                                                                                                                  -----------------

                OTHER DIVERSIFIED FINANCIAL SERVICES    0.4%
          562   Iron Mountain, Inc.                                                 7.750         01/15/15                 598,530
          295   Iron Mountain, Inc.                                                 6.625         01/01/16                 289,100
                                                                                                                  -----------------
                                                                                                                           887,630
                                                                                                                  -----------------

                PAPER    3.2%
          520   International Paper Co.                                             4.250         01/15/09                 522,295
        1,905   International Paper Co.                                             5.850         10/30/12               2,015,896
          455   Weyerhaeuser Co.                                                    6.000         08/01/06                 478,438
        3,740   Weyerhaeuser Co.                                                    6.750         03/15/12               4,200,200
                                                                                                                  -----------------
                                                                                                                         7,216,829
                                                                                                                  -----------------

                PROPERTY & CASUALTY    3.2%
        1,130   AIG Sunamerica Global Financial, 144A-Private
                Placement (a)                                                       6.300         05/10/11               1,247,296
        1,545   Farmers Exchange Capital, 144A-Private Placement (a)                7.050         07/15/28               1,574,550
        1,565   Farmers Insurance Exchange Surplus, 144A-Private
                Placement (a)                                                       8.625         05/01/24               1,853,149
          125   Hartford Financial Services Group, Inc.                             2.375         06/01/06                 123,681

        1,800   Mantis Reef Ltd., 144A-Private Placement
                (Australia) (a)                                                     4.692         11/14/08               1,819,818
          440   Nationwide Mutual Insurance Co., 144A- Private
                Placement (a)                                                       8.250         12/01/31                 547,147
                                                                                                                  -----------------
                                                                                                                         7,165,641
                                                                                                                  -----------------

                RAILROADS    4.0%
          330   CSX Corp.                                                           9.000         08/15/06                 364,014
        1,000   CSX Corp.                                                           6.750         03/15/11               1,111,838
        7,000   Union Pacific Corp.                                                 8.350         05/01/25               7,506,772
                                                                                                                  -----------------
                                                                                                                         8,982,624
                                                                                                                  -----------------

                REAL ESTATE INVESTMENT TRUSTS    1.0%
          250   EOP Operating LP                                                    4.750         03/15/14                 241,739
          278   Istar Financial, Inc.                                               8.750         08/15/08                 320,071
          850   Reckson Operating Partnership LP                                    5.150         01/15/11                 851,099
          570   Rouse Co.                                                           3.625         03/15/09                 532,725
          245   Rouse Co.                                                           5.375         11/26/13                 234,076
                                                                                                                  -----------------
                                                                                                                         2,179,710
                                                                                                                  -----------------

                REFINING    0.5%
          430   Ashland, Inc.                                                       7.830         08/15/05                 446,062
          365   Enterprise Products Operating L.P., 144A-Private
                Placement (a) (b)                                                   5.600         10/15/14                 368,476
          250   Vintage Petroleum, Inc.                                             7.875         05/15/11                 268,750
                                                                                                                  -----------------
                                                                                                                         1,083,288
                                                                                                                  -----------------

                RETAIL    3.0%
          250   CVS Corp.                                                           5.625         03/15/06                 259,913
          270   CVS Corp.                                                           3.875         11/01/07                 273,647
        1,500   Federated Department Stores, Inc.                                   6.625         09/01/08               1,646,416
          500   Federated Department Stores, Inc.                                   6.300         04/01/09                 544,147
          490   Lowe's Cos., Inc.                                                   6.875         02/15/28                 566,143
          700   Lowe's Cos., Inc.                                                   6.500         03/15/29                 776,810
        1,275   May Department Stores Co.                                           5.950         11/01/08               1,365,178
          700   May Department Stores Co.                                           6.700         09/15/28                 728,624
          430   May Department Stores Co.                                           7.875         03/01/30                 515,278
           75   May Department Stores Co.                                           6.900         01/15/32                  79,820
                                                                                                                  -----------------
                                                                                                                         6,755,976
                                                                                                                  -----------------

                SUPERMARKETS    1.1%
          770   Albertson's, Inc.                                                   7.500         02/15/11                 891,753
        1,285   Kroger Co.                                                          7.500         04/01/31               1,496,289
                                                                                                                  -----------------
                                                                                                                         2,388,042
                                                                                                                  -----------------

                TECHNOLOGY    0.6%
          465   Electronic Data Systems Corp.                                       7.125         10/15/09                 500,004
          780   Electronic Data Systems Corp., Ser B                                6.000         08/01/13                 788,035
                                                                                                                  -----------------
                                                                                                                         1,288,039
                                                                                                                  -----------------

                TELECOMMUNICATIONS    0.8%
        1,410   Deutsche Telekom International Finance BV (Netherlands)             8.750         06/15/30               1,827,937
                                                                                                                  -----------------

                TEXTILE    0.4%
          810   Mohawk Industries, Inc.                                             7.200         04/15/12                 933,835
                                                                                                                  -----------------

                TOBACCO    0.8%
          850   Altria Group, Inc.                                                  7.000         11/04/13                 888,348
          890   Altria Group, Inc.                                                  7.750         01/15/27                 942,664
                                                                                                                  -----------------
                                                                                                                         1,831,012
                                                                                                                  -----------------

                WIRELESS COMMUNICATIONS    0.4%
          745   AT&T Wireless Services, Inc.                                        7.875         03/01/11                 883,808
                                                                                                                  -----------------

                WIRELINE COMMUNICATIONS    3.6%
          970   AT&T Corp.                                                          8.750         11/15/31               1,062,150
        1,105   Sprint Capital Corp.                                                8.750         03/15/32               1,406,671
        2,935   Verizon Communications, Inc.                                        6.940         04/15/28               3,169,090
        1,360   Verizon Global Funding Corp.                                        7.750         12/01/30               1,633,798
          590   Verizon New England, Inc.                                           6.500         09/15/11                 651,770
                                                                                                                  -----------------
                                                                                                                         7,923,479
                                                                                                                  -----------------

TOTAL CORPORATE BONDS    90.8%                                                                                         202,490,937
                                                                                                                  -----------------
                CONVERTIBLE CORPORATE OBLIGATION    0.8%
                ELECTRIC    0.8%
        1,660   Ohio Edison Co.                                                     5.450         05/01/15               1,684,719
                                                                                                                  -----------------

                UNITED STATES GOVERNMENT AGENCY OBLIGATIONS    2.8%
        8,750   United States Treasury Bonds (STRIP PRINCIPAL)                         *          02/15/25               3,050,469
        9,000   United States Treasury Notes (STRIPS)                                  *          05/15/25               3,078,693
                                                                                                                  -----------------

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS                                                                        6,129,162
                                                                                                                  -----------------

TOTAL LONG-TERM INVESTMENTS    94.4%
   (Cost $197,951,486)                                                                                                 210,304,818
                                                                                                                  -----------------

SHORT-TERM INVESTMENTS    4.1%
REPURCHASE AGREEMENT    3.7%

                Bank of America Securities LLC ($8,373,000 par
                collateralized by U.S. Government obligations in a
                pooled cash account, interest rate of 1.79%, dated
                09/30/04, to be sold on 10/01/04 at $8,373,416)                                                          8,373,000
                                                                                                                  -----------------

U.S. Government Agency Obligations    0.4%

                United States Treasury Bills ($250,000 par, yielding
                1.749%, 01/13/05 maturity) (c)                                                                             248,743
                United States Treasury Bills ($600,000 par, yielding
                1.991%, 03/24/05 maturity) (c)                                                                             594,278
                                                                                                                  -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                                   843,021
                                                                                                                  -----------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $9,216,316)                                                                                                     9,216,021
                                                                                                                  -----------------

TOTAL INVESTMENTS    98.5%
   (Cost $207,167,802)                                                                                                 219,520,839

OTHER ASSETS IN EXCESS OF LIABILITIES    1.5%                                                                            3,383,521
                                                                                                                  -----------------

NET ASSETS    100.0%                                                                                                  $222,904,360
                                                                                                                  =================

                Percentages are calculated as a percentage of net assets.
*               Zero coupon bond
(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(b) Security purchased on a when-issued or delayed delivery basis.
(c) All or a portion of these securities have been physically segregated in connection with open futures contracts.

STRIPS        - Separate Trading of Registered Interest and Principal
                of Securities


FUTURE CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2004:

                                                                                                      UNREALIZED
                                                                                                     APPRECIATION/
                                                                              CONTRACTS              DEPRECIATION
SHORT CONTRACTS:

                U.S. Treasury Notes 10-Year Futures December 2004
                (Current Notional Value of $112,625 per contract)                145                   ($195,243)

                U.S. Treasury Notes 5-Year Futures December 2004
                (Current Notional Value of $110,750 per contract)                165                    (171,671)

                U.S. Treasury Bond Futures December 2004 (Current
                Notional Value of $112,219 per contract)                          28                      (4,655)
                                                                               -------            -------------------
                                                                                 338                   ($371,569)
                                                                               =======            ===================

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Bond Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

By: /s/ James M. Dykas
    ---------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: November 19, 2004